SHAREHOLDERS' EQUITY	6 Months Ended
Mar. 31, 2026
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 15 — SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was established by founding shareholders under the laws of the Cayman Islands on with ordinary shares authorized 50,000, $1.0 par value, 10,000 ordinary shares issued and outstanding.

On July 26, 2022, the Board of Directors and shareholders of the Company unanimously approved the amended and restated memorandum of association, after which, the Company’s authorized share capital is $50,000 divided into 200,000,000 shares comprising (i) 190,000,000 Class A ordinary shares of par value $0.00025 each and (ii) 10,000,000 Class B ordinary shares of par value $0.00025 each. Each Class A Ordinary Share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of our company and each Class B ordinary share shall entitle the holder thereof to fifteen (15) votes on all matters subject to vote at general meetings of our company. Also, each Class B ordinary share is convertible into one (1) Class A ordinary share at any time at the option of the holder thereof but Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Save and except for voting rights and conversion rights, the Class A Ordinary Shares and the Class B Ordinary Shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.

On June 19, 2026, the Board approved a 50-for-1 reverse stock split of the Company’s Class A and Class B ordinary shares, with all fractional shares arising from the split rounded up to whole shares. The reverse stock split became effective for Nasdaq trading under the Company’s existing “NTCL” symbol upon market open on July 6, 2026, with a new CUSIP number of G6427C116. Concurrently, the par value of the Class A ordinary shares and Class B ordinary shares will be increased in proportion to the ratio of the Reverse Stock Split to US$0.0125 per share, and the number of authorized ordinary shares will be reduced in proportion to the ratio of the Reverse Stock Split to 760,000,000 Class A ordinary shares and 40,000,000 Class B ordinary shares. As a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.

As of March 31, 2026, 1,158,858 Class A ordinary shares and 40,000 Class B ordinary shares are issued and outstanding.

On September 20, 2023, the Company issued 15,200 shares at $125 per share to Dragonsoft Holding Limited, a company wholly owned by Mr. Jianbiao Dai.

On December 16, 2024, the Company completed its IPO and issued 36,000 Class A ordinary shares to public shareholders at $250 per share.

On January 3, 2025, the Company issued 5,400 Class A ordinary shares at $250 per share to the underwriter for its overallotment right.

On January 6, 2025, the Company granted 11,000 Class A ordinary shares, with a fair value of $270 per share, to two of its employees in recognition of their outstanding performance. The shares were issued on April 29, 2025. As the awards were fully vested upon issuance with no future service conditions attached, the total fair value of the shares was recognized as general and administrative expenses in the CFS.

On January 6, 2025, the Company granted 20,660 Class A ordinary shares, with a fair value of $270 per share, to three service providers as compensation for their IT support services and strategic consulting services, which cover the period from January 1, 2025, to December 31, 2026. 16,000 shares and 4,660 shares were issued on April 29, 2025 and July 28, 2025, respectively. As the services were not received by the Company as of the shares granting date, the Company recorded it in deferred stock compensation as contra-equity and amortized ratably over the respective service period.

On May 14, 2025, the Company issued 30 shares of its Class A ordinary shares to each of its three independent directors as director compensation (91 shares in total), with a fair value of $93,555 in total.

On November 3, 2025 and February 25, 2026, the Company issued 100 shares and 83 shares, respectively, of its Class A ordinary shares to its independent directors as director compensation, with a fair value of $6,984 in total.

On November 7, 2025, the Company issued 30,000 shares to an investor at a price of $80 per share, generating aggregate gross proceeds of $2,400,000, to complete a private placement offering.

NOTE 15 — SHAREHOLDERS’ EQUITY (Continued)

From February 20, 2026 to February 24, 2026, the Company granted and issued 202,000 Class A ordinary shares, with a fair value of $13.5 or $15 per share, to four service providers as compensation for their IT support services and marketing consulting services, which cover the period from February 1, 2026, to January 31, 2027. As the services were not received by the Company as of the shares granting date, the Company recorded it in deferred stock compensation as contra-equity and amortized ratably over the respective service period.

On March 9 and March 12, 2026, the Company issued 14,117 and 2,277 ordinary shares, respectively, pursuant to conversion requests for convertible notes with principal amounts of $155,000 and $25,000.

On March 25, 2026, the Company issued 540,540 shares to certain investors at a price of $11.1 per share, generating aggregate gross proceeds of $6,000,000, to complete a private placement offering.

Subscription receivable

On March 25, 2026, the Company issued 540,540 shares to certain investors at a price of $11.1 per share, generating aggregate gross proceeds of $6,000,000, to complete a private placement offering. As of March 31, 2026, $5,200,000 gross proceeds were not received by the Company, which resulted in a subscription receivable. The proceeds were fully received as of June 20, 2026.

Statutory reserve and restricted net assets

As stipulated by relevant PRC laws and regulations, the Company’s subsidiaries and affiliated entities in the mainland PRC (exclusive of Hong Kong) must take appropriations from tax profit to non-distributive funds. These reserves include general reserve and the development reserve.

The statutory reserve requires annual appropriation 10% of after-tax profits at each year-end until the balance reaches 50% of a mainland PRC company’s registered capital. Other reserve is set aside at the Company’s discretion. These reserves can only be used for general enterprise expansion and are not distributable as cash dividends.

Because some of the Company’s operating subsidiaries in the mainland PRC can only be paid out of distributable profits reported in accordance with mainland PRC accounting standards, the Company’s operating subsidiaries in the mainland PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Company’s entities in the mainland PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Company’s operating subsidiaries in the mainland PRC not available for distribution, was $2,957,630 and $2,957,630 as of March 31, 2026 and September 30, 2025(audited), respectively.